Note 6 - Commitments and Contingencies (Details) - Future Minimum Sub-lease Payments Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Sub-lease Payments Receivable [Abstract]
2014	$ 213
2015	136
2016	136
2017	23
$ 508